Average Annual Total Returns{- Fidelity Series Large Cap Stock Fund} - 06.30 Fidelity Series Large Cap Stock Fund PRO-07 - Fidelity Series Large Cap Stock Fund	Fidelity Series Large Cap Stock Fund Return Before Taxes Past 1 year	Fidelity Series Large Cap Stock Fund Return Before Taxes Past 5 years	Fidelity Series Large Cap Stock Fund Return Before Taxes Since Inception		Fidelity Series Large Cap Stock Fund After Taxes on Distributions Past 1 year	Fidelity Series Large Cap Stock Fund After Taxes on Distributions Past 5 years	Fidelity Series Large Cap Stock Fund After Taxes on Distributions Since Inception		Fidelity Series Large Cap Stock Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Large Cap Stock Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Large Cap Stock Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1762 Past 1 year	F1762 Past 5 years	F1762 Since Inception
Total	10.07%	12.43%	12.37%	[1]	8.52%	10.71%	10.77%	[1]	6.77%	9.55%	9.68%	[1]	18.40%	15.22%	15.18%	[1]	18.40%	15.22%	15.07%	[1]

[1]	(a)From December 6, 2012